Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of capital commitments
	As at December 31, 2020	As at December 31, 2019
Contracted and authorized, in RMB	440,851,273	440,851,273
Contracted and authorized, in USD	67,535,985	63,193,611

Schedule of capital commitments
	As at December 31,
	2020	2019
Within 1 year	85,549	80,049
2-5 years	231,370	216,493
Thereafter	2,108,036	2,044,660
	2,424,955	2,341,202
	As at December 31,
	2020	2019
Within 1 year	77,123	72,164
2-5 years	231,370	216,493
Thereafter	2,108,036	2,044,660
	2,416,529	2,333,318